Discontinued Operations - Additional Information (Detail)	1 Months Ended	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Mar. 31, 2010 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 01, 2011 USD ($)	Apr. 02, 2011 USD ($)	Jan. 01, 2011 USD ($)	Sep. 26, 2010 EUR (€)	Oct. 02, 2010 USD ($)	Dec. 31, 2011 USD ($)	Jan. 01, 2011 USD ($)	Mar. 31, 2012 USD ($)	Apr. 02, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jul. 02, 2011 USD ($)	Jul. 03, 2010 USD ($)	Jun. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit USD ($)	Mar. 31, 2012 Restatement Adjustment USD ($)	Dec. 31, 2011 Restatement Adjustment USD ($)	Oct. 01, 2011 Restatement Adjustment USD ($)	Apr. 02, 2011 Restatement Adjustment USD ($)	Jan. 01, 2011 Restatement Adjustment USD ($)	Oct. 02, 2010 Restatement Adjustment USD ($)	Dec. 31, 2011 Restatement Adjustment USD ($)	Jan. 01, 2011 Restatement Adjustment USD ($)	Mar. 31, 2012 Restatement Adjustment USD ($)	Apr. 02, 2011 Restatement Adjustment USD ($)	Jul. 02, 2011 Restatement Adjustment USD ($)	Jul. 03, 2010 Restatement Adjustment USD ($)	Nov. 30, 2011 North American Fresh Bakery USD ($)	Jun. 30, 2012 North American Fresh Bakery USD ($)	Jul. 02, 2011 North American Fresh Bakery USD ($)	Oct. 21, 2011 North American Fresh Bakery USD ($)	Jun. 30, 2012 North American Fresh Bakery Pension Plans, Defined Benefit USD ($)	Jun. 30, 2012 North American Fresh Bakery Other Postretirement Benefit Plans, Defined Benefit USD ($)	Oct. 31, 2011 North American Foodservice Beverage USD ($) Year	Dec. 31, 2011 North American Foodservice Beverage USD ($)	Jun. 30, 2012 North American Foodservice Beverage USD ($)	Aug. 31, 2011 North American Refrigerated Dough USD ($)	Jun. 30, 2012 North American Refrigerated Dough USD ($)	Jun. 30, 2012 International Coffee and Tea USD ($)	Jun. 30, 2012 European Bakery USD ($)	Oct. 31, 2011 Spanish Bakery EUR (€)	Dec. 31, 2011 Spanish Bakery USD ($)	Dec. 31, 2011 French Refrigerated Dough Business EUR (€)	Dec. 31, 2010 Global Body Care And European Detergents USD ($)	Jul. 02, 2011 Global Body Care And European Detergents USD ($)	Jul. 31, 2010 Air Care Products USD ($)	Mar. 31, 2012 Air Care Products USD ($)	Jun. 30, 2012 Air Care Products USD ($)	Jul. 02, 2011 Air Care Products USD ($)	Feb. 28, 2011 Australia/New Zealand Bleach USD ($)	Jul. 02, 2011 Australia/New Zealand Bleach USD ($)	May 31, 2011 Shoe Care Business USD ($)	Jun. 30, 2012 Shoe Care Business USD ($)	Jul. 02, 2011 Shoe Care Business USD ($)	Dec. 31, 2010 Non-Indian Insecticides EUR (€)	Jun. 30, 2012 Non-Indian Insecticides USD ($)	May 31, 2010 Godrej Sara Lee Joint Venture USD ($)	Jul. 03, 2010 Godrej Sara Lee Joint Venture USD ($)	Jun. 30, 2012 Foreign USD ($)	Jun. 30, 2012 Other Household And Body Care USD ($)	Jul. 02, 2011 Other Household And Body Care USD ($)	Jul. 03, 2010 Other Household And Body Care USD ($)	Jul. 02, 2011 Household And Body Care Businesses USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Reduced business purchase price																																$ 709,000,000
Proceeds from disposition of business																													717,000,000						350,000,000	376,000,000		545,000,000	552,000,000			115,000,000		115,000,000	1,600,000,000		411,000,000	44,000,000			53,000,000		276,000,000	56,000,000		154,000,000		230,000,000
Transition services agreement, period																													1 year
Transition services agreement, extended period																													2 years
Settlement gain (loss)													(1,000,000)																				(36,000,000)	71,000,000
Curtailment gain	25,000,000															44,000,000
Discontinued operations, pre tax gain recognized													772,000,000	1,304,000,000	158,000,000															94,000,000						222,000,000	222,000,000		198,000,000		11,000,000		15,000,000			867,000,000		(10,000,000)	(10,000,000)	273,000,000		48,000,000					255,000,000		150,000,000		8,000,000	1,000,000
Estimated future liquid coffee innovation royalties																																			50,000,000
Partnership collaboration on liquid coffee innovation (in years)																																			10
Impairment charges			4,000,000	10,000,000					14,000,000		14,000,000		14,000,000	15,000,000	15,000,000																						6,000,000				379,000,000
Dividend paid, per share																																								$ 3.00
Dividend paid, total amount																																								1,800,000,000
Tax expense (benefit) recognized																																									(38,000,000)
Pretax gain (loss) on sale													772,000,000	1,305,000,000	138,000,000																										(10,000,000)
Gain on disposition, after tax		(58,000,000)	368,000,000	92,000,000	29,000,000	498,000,000		89,000,000	460,000,000	587,000,000	402,000,000	616,000,000	405,000,000	731,000,000	84,000,000		2,000,000	(3,000,000)			8,000,000		(3,000,000)	8,000,000	(1,000,000)	8,000,000	(5,000,000)			61,000,000							146,000,000		42,000,000		(34,000,000)				488,000,000	488,000,000	94,000,000		(11,000,000)	94,000,000	31,000,000	31,000,000	117,000,000						78,000,000		11,000,000	1,000,000
Liability for deposit received for sale of business																																																								152,000,000
Deferred tax liabilities related to repatriation of foreign earnings														763,000,000																																														623,000,000
Tax benefits on business assets																															122,000,000
Tax expenses		(57,000,000)	58,000,000	(7,000,000)	14,000,000	16,000,000		(4,000,000)	51,000,000	12,000,000	(6,000,000)	26,000,000	(15,000,000)	27,000,000	(64,000,000)		(9,000,000)	5,000,000	1,000,000	(2,000,000)	(2,000,000)	(4,000,000)	6,000,000	(6,000,000)	(3,000,000)	(8,000,000)	10,000,000	(4,000,000)																																			453,000,000
Tax charges related to not reinvesting overseas earnings and net assets																																																															428,000,000
Tax benefit related to reversal of tax valuation allowance on United Kingdom net operating loss carryforwards																																																															40,000,000
Tax benefit related to anticipated utilization of U.S. capital loss carryforwards available to offset the capital gain																																																															22,000,000
Discontinued operation, curtailment loss																																																															10,000,000
Discontinued operation, contingent sale proceeds							95,000,000
Tax (expense) benefit recognized													367,000,000	573,000,000	74,000,000															33,000,000							76,000,000		156,000,000		45,000,000					379,000,000			1,000,000	179,000,000		17,000,000							72,000,000		(3,000,000)
Goodwill that has no tax basis																																							254,000,000
Cumulative translation adjustments that has no tax basis																																									140,000,000
Tax charge for the anticipated repatriation of cash proceeds on business dispositions																																																																190,000,000
Repatriation tax benefit recognized on gain transaction																																																							79,000,000
Assets held for sale													5,000,000	7,143,000,000													(80,000,000)
Liabilities held for sale														$ 3,522,000,000													$ (17,000,000)